Consolidated Statements of Changes in Stockholders' Deficit - USD ($) $ in Thousands		Total		Previously Reported [Member]	Retroactive Application of Recapitalization [Member]	PIPE Financing [Member]	Series B Preferred Stock [Member]	Series B Preferred Stock [Member] Previously Reported [Member]	Series B Preferred Stock [Member] Retroactive Application of Recapitalization [Member]	Series A-1 Preferred Stock [Member]	Series A-1 Preferred Stock [Member] Previously Reported [Member]	Series A-1 Preferred Stock [Member] Retroactive Application of Recapitalization [Member]	Series A-2 Preferred Stock [Member]	Series A-2 Preferred Stock [Member] Previously Reported [Member]	Series A-2 Preferred Stock [Member] Retroactive Application of Recapitalization [Member]	Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member] Previously Reported [Member]	Convertible Preferred Stock [Member] Retroactive Application of Recapitalization [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Retroactive Application of Recapitalization [Member]	Common Stock [Member] PIPE Financing [Member]	Additional Paid In Capital [Member]	Additional Paid In Capital [Member] Previously Reported [Member]	Additional Paid In Capital [Member] Retroactive Application of Recapitalization [Member]	Additional Paid In Capital [Member] PIPE Financing [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]
Beginning Balance at Dec. 31, 2020								$ 5,270	$ (5,270)		$ 19,451	$ (19,451)		$ 48,628	$ (48,628)		$ 73,349	$ (73,349)
Beginning Balances (in shares) at Dec. 31, 2020	[1]							426,977	(426,977)		1,576,154	(1,576,154)		784,511	(784,511)
Beginning Balance at Dec. 31, 2020		$ 1,766		$ (71,583)	$ 73,349														$ 1	$ 0	$ 1		$ 73,481	$ 133	$ 73,348		$ (71,716)	$ (71,716)
Beginning Balances (in shares) at Dec. 31, 2020	[1]																		7,238,767	0	7,238,767
Stock-based compensation		14																					14
Net loss		(4,596)																									(4,596)
Ending Balance at Dec. 31, 2021							$ 0			$ 0			$ 0			$ 0
Ending Balances (in shares) at Dec. 31, 2021	[1]						0			0			0
Ending Balance at Dec. 31, 2021		(2,816)	[1]																$ 1				73,495				(76,312)
Ending Balances (in shares) at Dec. 31, 2021	[1]																		7,238,767
Stock-based compensation		4																					4
Net loss		(1,004)																									(1,004)
Ending Balance at Mar. 31, 2022		(3,816)																	$ 1				73,499				(77,316)
Ending Balances (in shares) at Mar. 31, 2022	[1]																		7,238,767
Beginning Balance at Dec. 31, 2021							$ 0			$ 0			$ 0			0
Beginning Balances (in shares) at Dec. 31, 2021	[1]						0			0			0
Beginning Balance at Dec. 31, 2021		(2,816)	[1]																$ 1				73,495				(76,312)
Beginning Balances (in shares) at Dec. 31, 2021	[1]																		7,238,767
Conversion of Convertible Notes to Class A common shares, Shares	[1]																		598,861
Conversion of Convertible Notes to Class A common shares		5,989																					5,989
PIPE financing, Shares	[1]																					700,000
PIPE financing						$ 7,000																				$ 7,000
Stock-based compensation		1,311																					1,311
Net loss		(23,013)																									(23,013)
Ending Balance at Dec. 31, 2022							$ 0			$ 0			$ 0			$ 0
Ending Balances (in shares) at Dec. 31, 2022	[1]						0			0			0
Ending Balance at Dec. 31, 2022		(8,235)	[1]																$ 1				91,089				(99,325)
Ending Balances (in shares) at Dec. 31, 2022	[1]																		12,699,668
Stock-based compensation		505																					505
Net loss		(5,262)																									(5,262)
Ending Balance at Mar. 31, 2023		(10,884)																	$ 1				93,702				$ (104,587)
Ending Balances (in shares) at Mar. 31, 2023	[1]																		13,296,516
Issuance of shares - equity line of credit, Shares	[1]																		378,006
Issuance of shares - equity line of credit		1,108																					1,108
Issuance of shares - commitment fee for equity line, Shares	[1]																		218,842
Issuance of shares - commitment fee for equity line		$ 1,000																					$ 1,000

[1]	Retroactively restated to give effect to the reverse recapitalization